Regulatory matters - Regulatory Assets and Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	190,348	134,392
Less current regulatory assets	(34,643)	(10,644)
Non-current regulatory assets	155,705	123,748
Regulatory Liabilities	123,289	90,676
Less current regulatory liabilities	(21,632)	(8,626)
Non-current regulatory liabilities	101,657	82,050
Removal costs recovered
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	68,698	58,852
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	25,082	15,541
Energy costs adjustment
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	17,394	13,891
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	6,770	1,127
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	1,681	0
Tax related
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	133	0
Other
Regulatory Assets And Liabilities [Line Items]
Regulatory Liabilities	3,531	1,265
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period	7 years
Regulatory assets	80,438	59,789
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	64,997	47,838
Storm costs deferral
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	5,437	6,726
Energy costs adjustment
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	20,495	7,962
Rate case costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	3,119	2,398
Vegetation management
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	2,297	2,082
Debt premium
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	4,504	0
Asset retirement obligation
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	1,468	1,095
Tax related
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	2,995	1,160
Other
Regulatory Assets And Liabilities [Line Items]
Regulatory assets	4,598	5,342